Retained Earnings and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Retained Earnings and Accumulated Other Comprehensive Income
Schedule of retained earnings

	Legal Reserve		Unappropriated Earnings		Net Income for the Year		Retained Earnings
Balance at January 1, 2016	Ps.	2,139,007	Ps.	60,101,542	Ps.	10,899,135	Ps.	73,139,684
Appropriation of net income relating to 2015		—		10,899,135		(10,899,135)		—
Dividends paid relating to 2015		—		(1,084,192)		—		(1,084,192)
Sale of repurchased shares		—		(448,766)		—		(448,766)
Net result on acquisition of a non—controlling interest in TVI (see Note 3)		—		(6,324,997)		—		(6,324,997)
Share—based compensation		—		1,392,534		—		1,392,534
Net income for the year 2016		—		—		3,721,406		3,721,406

Balance at December 31, 2016		2,139,007		64,535,256		3,721,406		70,395,669
Appropriation of net income relating to 2016		—		3,721,406		(3,721,406)		—
Dividends paid relating to 2016		—		(1,084,192)		—		(1,084,192)
Sale of repurchased shares		—		(320,654)		—		(320,654)
Share—based compensation		—		1,468,337		—		1,468,337
Net income for the year 2017		—		—		4,524,496		4,524,496

Balance at December 31, 2017	Ps.	2,139,007	Ps.	68,320,153	Ps.	4,524,496	Ps.	74,983,656

Schedule of accumulated other comprehensive income

Changes	Available For- Sale Investments		Warrants Issued by UHI		Exchange Differences		Remeasurement of Post- employment Benefit Obligations		Cash Flow Hedges		Share of Equity Accounts		Income Tax		Total
Accumulated at January 1, 2015	Ps.	7,392,871	Ps.	—	Ps.	185,963	Ps.	35,422	Ps.	(244,787)	Ps.	291,524	Ps.	(1,981,930)	Ps.	5,679,063
Changes in other comprehensive income	644,068		3,303,182		417,205		(162,267)		25,838		19,705		(985,437)		3,262,294
Reclassifications	(5,262,577)		—		—		—		—		—		1,578,774		(3,683,803)

Accumulated at December 31, 2015	2,774,362		3,303,182		603,168		(126,845)		(218,949)		311,229		(1,388,593)		5,257,554
Changes in other comprehensive income	(32,379)		(3,635,399)		660,181		(254,949)		789,208		(42,832)		1,220,400		(1,295,770)

Accumulated at December 31, 2016	2,741,983		(332,217)		1,263,349		(381,794)		570,259		268,397		(168,193)		3,961,784
Changes in other comprehensive income	1,008,675		(280,447)		387,698		(283,945)		231,758		(60,340)		(366,036)		637,363

Accumulated at December 31, 2017	Ps.	3,750,658	Ps.	(612,664)	Ps.	1,651,047	Ps.	(665,739)	Ps.	802,017	Ps.	208,057	Ps.	(534,229)	Ps.	4,599,147